DERIVATIVE LIABILITIES (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Strike price		$ .15
Expected volatility	229.00%
Minimum [Member]
Stock price	$ 0.05	$ .07
Strike price	$ 0.15
Expected life (in years)	3 months 4 days	8 months 27 days
Expected volatility	121.00%	101.00%
Average risk free interest rate	0.28%	0.28%
Maximum [Member]
Stock price	$ 0.50	$ .16
Strike price	$ 0.25
Expected life (in years)	1 year 29 days	1 year 29 days
Expected volatility	274.00%	119.00%
Average risk free interest rate	0.62%	0.60%